Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
	Brands and trademarks	Patents	Customer relationships	Other	Total
Cost
Balance at December 31, 2018	—	—	—	—	—
Additions	5,295	—	—	—	5,295
Acquisitions	2,977	13,551	18,855	3,639	39,022
Foreign currency translation	114	—	723	139	976
Balance at December 31, 2019	8,386	13,551	19,578	3,778	45,293
Additions	150	—	—	—	150
Disposition of Bridge Farm (note 5)	(3,066)	—	(19,415)	(3,747)	(26,228)
Foreign currency translation	(25)	—	(163)	(31)	(219)
Balance at December 31, 2020	5,445	13,551	—	—	18,996

Accumulated amortization
Balance at December 31, 2018	—	—	—	—	—
Depreciation	132	—	982	192	1,306
Foreign currency translation	(1)	—	(6)	(1)	(8)
Balance at December 31, 2019	131	—	976	191	1,298
Depreciation	441	677	842	165	2,125
Impairment	—	12,874	—	—	12,874
Disposition of Bridge Farm (note 5)	(190)	—	(1,801)	(353)	(2,344)
Foreign currency translation	—	—	(17)	(3)	(20)
Balance at December 31, 2020	382	13,551	—	—	13,933

Net book value
Balance at December 31, 2019	8,255	13,551	18,602	3,587	43,995
Balance at December 31, 2020	5,063	—	—	—	5,063